Financing Receivables (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivables on Non-accrual Status
Total Receivables	$ 165	$ 366
Lease receivables
Financing Receivables on Non-accrual Status
Total Receivables	66	101
Lease receivables | Major Markets
Financing Receivables on Non-accrual Status
Total Receivables	46	69
Lease receivables | Growth Markets
Financing Receivables on Non-accrual Status
Total Receivables	20	33
Client loan receivables
Financing Receivables on Non-accrual Status
Total Receivables	99	264
Client loan receivables | Major Markets
Financing Receivables on Non-accrual Status
Total Receivables	75	141
Client loan receivables | Growth Markets
Financing Receivables on Non-accrual Status
Total Receivables	$ 24	$ 123